Debt (Tables)	9 Months Ended
Sep. 30, 2026
Debt
Schedule outstanding principal balances on each loan facility

	As of
In thousands of U.S. Dollars	September 30, 2026	December 31, 2025
$350 million Revolving Credit Facility	60,000	127,000
$15 million Working Capital Facility	1,215	—
Total debt	61,215	127,000
Non-current portion of long-term debt	61,215	127,000

Schedule of future minimum repayments under the loan facilities

Future minimum scheduled repayments under the Company’s loan facilities for each year are as follows:

As of
In thousands of U.S. Dollars	September 30, 2026
2026(1)	—
2027	—
2028	—
2029	—
2030	1,215
2031	60,000
61,215

(1) Three-month period ending December 31, 2026